Provisions (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Provisions [Line Items]
Beginning balance	SFr 21,022	SFr 4,947
Additions	20,362	16,051
Release	(422)
Utilization	(21,570)
Exchange differences	(46)	24
Ending balance	19,345	21,022
thereof current	14,903	376	SFr 246
thereof non-current	4,442	20,645	4,701
Social charges
Disclosure of Provisions [Line Items]
Beginning balance	20,074	4,357
Additions	15,571	15,702
Release	0
Utilization	(21,570)
Exchange differences	(28)	16
Ending balance	14,048	20,074
thereof current	14,048	0	0
thereof non-current	0	20,074	4,357
Long-service leave
Disclosure of Provisions [Line Items]
Beginning balance	947	590
Additions	1,140	349
Release	(422)
Utilization	0
Exchange differences	(8)	9
Ending balance	1,657	947
thereof current	721	376	246
thereof non-current	936	571	344
Asset retirement obligation
Disclosure of Provisions [Line Items]
Beginning balance	0	0
Additions	3,650	0
Release	0
Utilization	0
Exchange differences	(10)	0
Ending balance	3,640	0
thereof current	135	0	0
thereof non-current	SFr 3,506	SFr 0	SFr 0